LOANS AND BORROWINGS (Details Narrative) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2024
IfrsStatementLineItems [Line Items]
Loans and borrowings	$ 33.5	$ 33.5	$ 30.0
Net of loan acquisition costs		$ 0.2	$ 0.3
Total for all subsidiaries [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Current ratio	1.94%	1.94%
Leverage ratio	0.80%
Total for all subsidiaries [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Current ratio	1.00%	1.00%
Leverage ratio	1.00%
BOK Financial [member] | Total for all subsidiaries [member]
IfrsStatementLineItems [Line Items]
Loans and borrowings	$ 16.5	$ 16.5		$ 50.0
Credit facility [member]
IfrsStatementLineItems [Line Items]
Average interest rate	9.70%	9.70%	9.37%